INCOME TAXES (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Foreign
Current			$ 19,205	$ 0
Deferred			(170,962)	(103,300)
U.S. Federal
Current			0	0
Deferred			(791,395)	(299,558)
State and local
Current			(93,861)	(46,500)
Deferred			(93,105)	(35,242)
Change in valuation allowance			1,055,400	438,100
Income tax provision (benefit)	$ 9,091	$ 0	$ 19,205	$ 0